Income tax expense	12 Months Ended
Dec. 31, 2020
Income tax expense
Income tax expense

24.Income tax expense

The income tax expense for the year can be reconciled to the accounting loss as follows:

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Loss before taxes	€526,139	€158,213	€65,847
Income tax calculated at 25%	131,535	39,553	16,462
Effect of expenses not deductible in determining taxable results	(11,478)	(7,701)	(3,934)
Effect of stock issue expenses that are not deductible in determining taxable results	11,775	5,750	3,716
Effect of concessions	6,804	572	430
Effect of tax losses carried forward not recognized	(100,771)	(11,670)	(5,511)
Effect of different tax rates in jurisdictions in which the company operates	(168)	(52)	(15)
Deferred tax asset other than loss carryforwards not recognized	(39,516)	(27,341)	(11,968)
(Underprovided)/overprovided in prior years	(857)	(3,876)
Other	(108)	13	26
Income tax expense recognized in the consolidated statement of profit and loss	€(2,784)	€(4,752)	€(794)

The tax rate used for the 2020, 2019 and 2018 reconciliations above is the corporate income tax rate of 25% payable by corporate entities in the Netherlands.

The unrecognized deferred tax asset on deductible temporary differences and unused tax losses amounts to €141.9 million on December 31, 2020, comparefd to €40.0 million on December 31, 2019. Deferred tax have been measured using the effective rate that will apply in Belgium and the Netherlands  (25%). The Company has unused tax losses carried forward for an amount of  €567.8 million on December 31, 2020, compared to €160 million on December 31, 2019, of which €1.4 million and €7.2 million will expire in 2028 and 2029, respectively. This, combined with other temporary differences, resulted in a net deferred tax asset position. Due to the uncertainty surrounding the Company’s ability to realize taxable profits in the near future, the Company did not recognize any deferred tax assets, with the exception of those further detailed in note 10.

Income taxes were directly recognized in the income statement can be detailed as follows:

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Current year	€6,871	€4,752	794
Income tax prior years	1,547	—	—
Current tax expense	8,418	4,752	794

Originating and reversal of temporary differences	(5,634)	—	—
Deferred tax expense / (income)	(5,634)	—	—

Total tax expense	€2,784	€4,752	€794